United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/06


               Date of Reporting Period: Six months ended 6/30/06
                                         ------------------------








Item 1.     Reports to Stockholders

MARKET PLUS CORE FUND

A PORTFOLIO OF FEDERATED CORE TRUST II, L.P.

SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE





NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                                                                           SIX MONTHS          PERIOD
                                                                                                ENDED           ENDED
                                                                                          (unaudited)
                                                                                            6/30/2006      12/31/2005   1
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $10.32          $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                            0.27            0.11
Net realized and unrealized gain on investments, futures contracts and swap contracts            0.02            0.21
 TOTAL FROM INVESTMENT OPERATIONS                                                                0.29            0.32
NET ASSET VALUE, END OF PERIOD                                                                 $10.61          $10.32
TOTAL RETURN2                                                                                    2.81 %          3.20 %

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                                                     0.05 %3         0.05 %3
Net investment income                                                                            5.07 %3         4.30 %3
Expense waiver/reimbursement4                                                                    5.03 %3         6.45 %3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                        $5,306          $5,160
Portfolio turnover                                                                                277 %            11 %

1 Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
3 Computed on an annualized basis.
4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including, to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                            BEGINNING         ENDING           EXPENSES PAID
                            ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD1
                            1/1/2006         6/30/2006
ACTUAL                      $1,000           $1,028.10         $0.25
HYPOTHETICAL
(ASSUMING A 5% RETURN
BEFORE EXPENSES)            $1,000           $1,024.55         $0.25

1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At June 30, 2006, the Fund's portfolio composition1 was as follows:

 SECURITY TYPE                                PERCENTAGE OF 2
                                           TOTAL NET ASSETS
 Mortgage-Backed Securities3                           41.9 %
 Corporate Debt Securities                             31.2 %
 Asset-Backed Securities                               14.9 %
 U.S. Treasury and Agency Securities4                  12.3 %
 Cash Equivalents5                                      3.1 %
 Other Assets and Liabilities-Net6                     (3.4 )%
  TOTAL                                               100.0 %
1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


June 30, 2006 (unaudited)

    PRINCIPAL                                                                                                              VALUE
    AMOUNT OR
    SHARES
                   ADJUSTABLE RATE MORTGAGES-9.9%
                   FEDERAL HOME LOAN MORTGAGE CORP.-2.6%
  $    137,198     Federal Home Loan Mortgage Corp., 5.411%, 3/1/2033                                                $   136,616
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-7.3%
        96,925     Federal National Mortgage Association, 5.040%, 4/1/2035                                                97,162
        95,865     Federal National Mortgage Association, 5.080%, 6/1/2035                                                96,139
       194,271     Federal National Mortgage Association, 5.340%, 5/1/2036                                               193,069
                    TOTAL                                                                                                386,370
                    TOTAL ADJUSTABLE RATE MORTGAGES                                                                      522,986
                    (IDENTIFIED COST $524,094)
                   ASSET-BACKED SECURITIES-14.9%
                   HOME EQUITY LOAN-11.4%
        58,213     Asset Backed Funding Certificate 2005-OPT1 A1MZ, 7/25/2035                                             58,373
       100,000     Centex Home Equity 2005-D AV2, 10/25/2035                                                             100,163
        28,754     Chase Funding Mortgage Loan As 2002-4 1A4, 4.21%, 3/25/2029                                            28,533
       119,578     First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH4 2A2, 1/25/2035                       119,858
        68,666     GSAA Home Equity Trust 2005-15 1A2 1A2, 1/25/2036                                                      69,009
        75,000     GSAA Home Equity Trust 2005MTR1 A3, 10/25/2035                                                         75,270
        77,187     GSAMP Trust 2005-SEA2 A1, 1/25/2045                                                                    77,364
        75,000     Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 11/25/2035                                        75,215
                    TOTAL                                                                                                603,785
                   NON-AGENCY MORTGAGE-3.5%
        49,443     Harborview Mortgage Loan Trust 2006-1 2A1A, 3/19/2037                                                  49,497
        91,037     Washington Mutual 2003-S4 1A3, 6/25/2018                                                               90,979
        46,561     Washington Mutual 2005-AR17 A-1A1, 12/25/2045                                                          46,655
                    TOTAL                                                                                                187,131
                    TOTAL ASSET-BACKED SECURITIES                                                                        790,916
                    (IDENTIFIED COST $790,030)
                   COLLATERALIZED MORTGAGE OBLIGATIONS-15.4%
                   FEDERAL HOME LOAN MORTGAGE CORP.-7.7%
       132,507     Federal Home Loan Mortgage Corp. REMIC 2395 FA, 5.799%, 6/15/2029                                     133,985
       115,381     Federal Home Loan Mortgage Corp. REMIC 2395 FT, 5.649%, 12/15/2031                                    115,866
       160,332     Federal Home Loan Mortgage Corp. REMIC 2628 F, 5.599%, 6/15/2032                                      160,267
                    TOTAL                                                                                                410,118
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-6.5%
       100,000     Federal National Mortgage Association REMIC 0287A FB, 5.591%, 10/25/2031                              100,671
       186,805     Federal National Mortgage Association REMIC 1993-179 FJ, 6.494%, 10/25/2023                           191,942
        54,566     Federal National Mortgage Association REMIC 1993-247 FM, 4.959%, 12/25/2023                            53,334
                    TOTAL                                                                                                345,947
                   NON-AGENCY MORTGAGE-1.2%
        63,375     Countrywide Home Loans 2003-J1 2003-J1 1A7, 5.75%, 3/25/2033                                           63,209
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                            819,274
                    (IDENTIFIED COST $817,980)
                   CORPORATE BONDS-30.5%
                   COMMUNICATIONS - TELECOM WIRELINES-4.7%
        50,000     Telecom Italia Capital, Note, 2/01/2011                                                                50,400
        50,000     SBC Communications, Inc., 11/14/2008                                                                   50,080
       150,000     Telefonica SA, Floating Rate Note, 6/19/2009                                                          150,072
                    TOTAL                                                                                                250,552
                   CONSUMER CYCLICAL - AUTOMOTIVE-5.5%
        50,000     DaimlerChrysler North Am, Floating Rate Note, 3/07/2007                                                50,028
        50,000     Ford Motor Credit Co., Floating Rate Note, 1/15/2010                                                   45,590
       150,000     Ford Motor Credit Co., Note, 6.5%, 1/25/2007                                                          149,761
        50,000     General Motors Acceptance, 12/01/2014                                                                  48,526
                    TOTAL                                                                                                293,905
                   CONSUMER NON-CYCLICAL SUPERMARKETS-1.0%
        50,000     Kroger Co., 7.625%, 9/15/2006                                                                          50,156
                   ENERGY - INDEPENDENT-0.9%
        50,000     Devon Energy Corp., Sr. Note, 2.75%, 8/01/2006                                                         49,905
                   FINANCIAL INSTITUTION - BANKING-13.6%
       150,000     Chase Capital II, Company Guarantee, 2/01/2027                                                        142,179
        50,000     Household Finance Corp., Floating Rate Note, 11/16/2009                                                50,267
       150,000     Nationsbank Capital Trust, Bond, 1/15/2027                                                            145,910
        40,000     Popular North America, 4/06/2009                                                                       40,098
       150,000     Wachovia Capital Trust II, Company Guarantee, 1/15/2027                                               144,874
        50,000     Washington Mutual Bank, Sr. Note, 1/15/2015                                                            50,891
       150,000     Wells Fargo Capital II, Company Guarantee, 1/30/2027                                                  146,039
                    TOTAL                                                                                                720,258
                   FINANCIAL INSTITUTION - BROKERAGE-2.9%
        50,000     Goldman Sachs Group, Inc., Floating Rate Note, 9/29/2014                                               50,616
        50,000     Merrill Lynch & Co., Inc., Floating Rate Note, 7/21/2009                                               50,143
        50,000     Morgan Stanley Group, In, 1/18/2011                                                                    50,094
                    TOTAL                                                                                                150,853
                   FINANCIAL INSTITUTION - REITS-0.9%
        50,000     Duke Realty Corp., Floating Rate Note, 12/22/2006                                                      50,020
                   TECHNOLOGY-1.0%
        50,000     Oracle Corp., Floating Rate Note, Series WI, 1/13/2009                                                 50,028
                    TOTAL CORPORATE BONDS                                                                              1,615,677
                    (IDENTIFIED COST $1,611,354)
                   MORTGAGE-BACKED SECURITIES-16.6%
                   FEDERAL HOME LOAN MORTGAGE CORP.-16.6%
       880,000     Federal Home Loan Mortgage Corp. Pool G18124, 6.000%, 15 Year, 6/1/2021 (IDENTIFIED COST              881,745
                   $882,750)
                   U.S. TREASURY-12.3%
                   TREASURY SECURITIES-12.3%
        56,110     U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008                               57,079
       600,000 1,2 United States Treasury Bill, 4.74%, 8/3/2006                                                          597,634
                    TOTAL U.S. TREASURY                                                                                  654,713
                    (IDENTIFIED COST $655,606)
                   MUTUAL FUND-0.7%
         5,588   3 High Yield Bond Portfolio (IDENTIFIED COST $37,376)                                                    37,101
                   REPURCHASE AGREEMENT-3.1%
  $    166,000     Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which              166,000
                   Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000. (AT COST)
                    TOTAL INVESTMENTS-103.4%                                                                           5,488,412
                    (IDENTIFIED COST $5,485,190) 4
                    OTHER ASSETS AND LIABILITIES - NET-(3.4)%                                                           (181,989 )
                    TOTAL NET ASSETS-100%                                                                            $ 5,306,423

1 Discount rate at time of purchase.
2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
3 Affiliated company.
4 Also represents cost for federal tax purposes.
At June 30, 2006, the Fund had the following outstanding futures contracts:

DESCRIPTION                   NUMBER OF    NOTIONAL   EXPIRATION      UNREALIZED
                              CONTRACTS    VALUE      DATE          APPRECIATION

5S&P 500 Index Futures        1            $319,850   September 2006      $3,218
5S&P Mini 500 Index Futures   4            $255,900   September 2006      $2,553

At June 30, 2006, the Fund had the following open swap contract:

DESCRIPTION                           EXPIRATION         NOTIONAL     UNREALIZED
                                                                    DEPRECIATION
                                                                       PRINCIPAL
                                                                          AMOUNT
S&P 500 Total Return Swap
(Receive Total Return S&P 500/         10/4/2006         $4,712,415   $(172,871)
Pay 3-month LIBOR +0.15%)

5 Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

The following acronyms are used throughout this portfolio:

 REITs -Real Estate Investment Trusts
 REMIC -Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


June 30, 2006 (unaudited)

ASSETS:
Total investments in securities, at value including $37,101 of investments in affiliated                             $ 5,488,412
issuers (Note 5) (identified cost $5,485,190)
Cash                                                                                                                         924
Income receivable                                                                                                         35,254
 TOTAL ASSETS                                                                                                          5,524,590
LIABILITIES:
Payable for auditing fees                                                                            $  25,274
Payable for portfolio accounting fees                                                                   15,211
Payable for daily variation margin                                                                       1,420
Unrealized depreciation on swap contracts                                                              172,871
Accrued expenses                                                                                         3,391
 TOTAL LIABILITIES                                                                                                       218,167
Net assets for 500,010 shares outstanding                                                                            $ 5,306,423
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                      $ 5,000,100
Net unrealized depreciation of investments, futures contracts and swap contracts                                        (163,878 )
Accumulated net realized gain on investments and futures contracts                                                       283,581
Undistributed net investment income                                                                                      186,620
 TOTAL NET ASSETS                                                                                                    $ 5,306,423
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$5,306,423 {divide} 500,010 shares outstanding, no par value, unlimited shares authorized                                 $10.61

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME:
Dividends received from affiliated issuers (Note 5)                                                                   $    5,233
Interest                                                                                                                 130,077
 TOTAL INCOME                                                                                                            135,310
EXPENSES:
Administrative personnel and services fee (Note 5)                                               $   74,384
Custodian fees                                                                                        3,614
Transfer and dividend disbursing agent fees and expenses                                              6,561
Auditing fees                                                                                         8,378
Legal fees                                                                                            2,677
Portfolio accounting fees                                                                            22,522
Insurance premiums                                                                                    3,569
Taxes                                                                                                12,397
Miscellaneous                                                                                           148
 TOTAL EXPENSES                                                                                     134,250
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee                          $ (74,384 )
Reimbursement of other operating expenses                                      (58,545 )
 TOTAL WAIVER AND REIMBURSEMENT                                                                    (132,929 )
Net expenses                                                                                                               1,321
Net investment income                                                                                                    133,989
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
AND SWAP CONTRACTS:
Net realized gain on investments                                                                                         279,305
Net realized loss on futures contracts                                                                                   (11,269 )
Net change in unrealized depreciation of investments                                                                       6,098
Net change in unrealized depreciation on futures contracts                                                                10,824
Net change in unrealized appreciation on swap contracts                                                                 (272,771 )
Net realized and unrealized gain on investments, futures contracts and                                                    12,187
swap contracts
Change in net assets resulting from operations                                                                        $  146,176

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                                               SIX MONTHS                        1
                                                                                                    ENDED                 PERIOD
                                                                                              (unaudited)                  ENDED
                                                                                                6/30/2006             12/31/2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                       $     133,989           $     52,631
Net realized gain on investments and futures contracts                                            268,036                 15,545
Net change in unrealized appreciation/depreciation of investments, future contracts              (255,849)             91,971
and swap contracts
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                   146,176                160,147
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                            -              5,000,200
Cost of shares redeemed                                                                                 -                   (100)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                                 -              5,000,100
Change in net assets                                                                              146,176              5,160,247
NET ASSETS:
Beginning of period                                                                             5,160,247                      -
End of period (including undistributed net investment income of $186,620 and $52,631,       $   5,306,423           $  5,160,247
respectively)

1 Reflects operations for the period from October 4, 2005 (date of initial public investment) to December 31, 2005.
See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


June 30, 2006 (unaudited)

1. ORGANIZATION
Market Plus Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three diversified portfolios. The financial statements included herein are only those of the Fund. The primary investment objective of the Fund is to seek total return over the business cycle (which may be longer or shorter than a 12-month period) in excess of the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Investments in securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. All net income earned and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


PREMIUM AND DISCOUNT AMORTIZATION/PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed income securities other than mortgage-backed securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deduction and credits.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


SWAP CONTRACTS
The Fund may enter into total return swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended
June 30, 2006, the Fund had no realized gains (losses) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.


FUTURES CONTRACTS
The Fund may purchase and sell stock index futures contracts to manage cash flows, enhance yield, and to establish and maintain continual economic exposure to changes in the value of the S&P 500 Index. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended June 30, 2006, the Fund had net realized losses of $(11,269) on future contracts.

Futures contracts outstanding at period end, if any, are listed after the fund's portfolio of investments.


RESTRICTED SECURITIES
Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

                                      SIX MONTHS ENDED      PERIOD ENDED
                                      6/30/2006             12/31/2005 1
Proceeds from contributions            -                      500,020
Fair value withdrawals                 -                          (10)
 TOTAL CHANGE RESULTING FROM
CONTRIBUTIONS/WITHDRAWALS              -                      500,010

1 Reflects operations for the period from October 4, 2005 (date of initial public investment) to December 31, 2005.

4. FEDERAL TAX INFORMATION

At June 30, 2006, the cost of investments for federal tax purposes was $5,485,190. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts and swap contracts was $3,222. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,103 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,881.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. During the six months ended June 30, 2006, the Adviser voluntarily reimbursed $58,545 of other operating expenses.


ADMINISTRATIVE FEE
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

 MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS
 ADMINISTRATIVE FEE     OF THE TRUST
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2006, the net fee paid to FASI was 0.000% of average aggregate daily net assets of the Fund.


GENERAL
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.


TRANSACTION WITH AFFILIATES
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended June 30, 2006, are as follows:

AFFILIATES             BALANCE OF SHARES HELD     PURCHASES/         SALES/       BALANCE OF SHARES HELD       VALUE      DIVIDEND
                                   12/31/2005      ADDITIONS     REDUCTIONS                    6/30/2006                    INCOME
High Yield Bond                        23,497            779         18,688                        5,588     $37,101        $5,233
Portfolio

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2006, were as follows:

 Purchases       $ 10,648,214
 Sales           $  9,919,280

7. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

EVALUATION AND APPROVAL OF ADVISORY CONTRACT


MARKET PLUS CORE FUND (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's overall expense structure; the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant. Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31409R300

35316 (8/06)











Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        August 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        August 21, 2006